Consolidated Statements of Cash Flows - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Profit before income tax	$ 11,216,151	$ 39,363,606	$ 11,185,902
Adjustments for:
- depreciation	33,686,561	35,801,230	38,533,775
- amortization	540,969	628,606	1,159,465
- loss (gain) on financial instruments at fair value through profit or loss	(406,507)	(795,098)	491,860
- interest expense	2,663,605	2,867,861	2,707,887
- interest income	(841,615)	(612,210)	(494,542)
- dividend income	(468,263)	(248,514)	(107,141)
- share of profit of equity-accounted investees	(311,714)	(239,006)	(100,778)
- gains on disposals of property, plant and equipment, net	(1,923,044)	(330,814)	(24,278)
- losses (gains) on disposals of investments and financial assets, net	0	(42,788)	333,858
- write-downs of inventories	5,171,752	3,756,726	3,673,213
- impairment losses on assets	399,363	1,046,668	34,733
- unrealized foreign currency exchange losses (gains)	545,856	776,962	(1,386,370)
- others	(132,537)	(126,760)	(37,295)
Change in operating assets and liabilities:
- accounts receivable	(3,702,504)	4,643,577	(13,023,581)
- receivables from related parties	(826,893)	659,522	(47,075)
- inventories	(6,825,812)	(1,149,146)	112,708
- other current assets	3,260,786	1,572,360	7,312,751
- accounts payable	2,776,504	(2,489,088)	(601,488)
- payables to related parties	503,293	(1,164,514)	(504,779)
- net defined benefit liability	(82,176)	(103,668)	(57,382)
- provisions	636,100	(911,810)	(3,125,053)
- other current liabilities	(3,679,040)	3,974,959	(4,454,647)
Cash generated from operations	42,200,835	86,878,661	41,581,743
Cash received from interest income	815,890	628,223	501,076
Cash received from dividends	670,234	421,550	311,492
Cash paid for interest	(2,481,821)	(2,551,944)	(2,105,285)
Cash paid for income taxes	(1,004,444)	(1,013,159)	(3,593,180)
Net cash provided by operating activities	40,200,694	84,363,331	36,695,846
Cash flows from investing activities:
Acquisitions of financial assets at fair value through profit or loss	(2,509,528)	0	0
Disposals of financial assets at fair value through profit or loss	924,567	0	0
Acquisitions of financial assets at fair value through other comprehensive income	(3,452,722)	0	0
Proceeds from disposals of financial assets at fair value through other comprehensive income	59,021	0	0
Acquisitions of available-for-sale financial assets	0	(201,434)	(66,948)
Proceeds from disposals of available-for-sale financial assets	0	0	9,917
Proceeds from return of capital by available-for-sale financial assets	0	32,000	0
Acquisitions of equity-accounted investees	(684,756)	(397,000)	(240,500)
Proceeds from disposals of equity-accounted investees	0	56	3,522,610
Proceeds from return of capital by equity-accounted investees	99,200	0	0
Net cash outflow arising from acquisition of subsidiaries	(448,488)	0	0
Net cash inflows resulting from disposals of subsidiaries	51,387	276,393	179,262
Acquisitions of property, plant and equipment	(34,770,263)	(43,881,660)	(46,220,129)
Proceeds from disposals of property, plant and equipment	6,408,057	1,149,649	789,682
Increase in refundable deposits	(169,666)	(404,233)	(16,955)
Increase in intangible assets	0	(196,781)	(187,020)
Increase in other financial assets	(4,635)	(44,469)	(37,246)
Net cash used in investing activities	(34,497,826)	(43,667,479)	(42,267,327)
Cash flows from financing activities:
Proceeds from short-term borrowings	2,526,082	10,548,495	17,676,857
Repayments of short-term borrowings	(5,343,976)	(7,644,568)	(18,742,699)
Proceeds from long-term borrowings	4,271,566	34,872,615	61,799,594
Repayments of long-term borrowings	(28,736,527)	(47,443,813)	(45,650,997)
Guarantee deposits refunded	(13,402)	(34,654)	(30,944)
Cash dividends	(14,436,368)	(5,389,577)	(3,368,486)
Net change of non-controlling interests and others	(114,035)	1,681,150	(962,106)
Net cash provided by (used in) financing activities	(41,846,660)	(13,410,352)	10,721,219
Effect of exchange rate change on cash and cash equivalents	286,472	(2,456,132)	(3,839,190)
Net increase (decrease) in cash and cash equivalents	(35,857,320)	24,829,368	1,310,548
Cash and cash equivalents at January 1	105,020,616	80,191,248	78,880,700
Cash and cash equivalents at December 31	$ 69,163,296	$ 105,020,616	$ 80,191,248